Fair Value Measurements of Company's Long-Term Financial Instruments (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Private Equity Funds Products
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - cost method investment, Carrying Value	¥ 147,800	¥ 95,569
Long-term investment - cost method investment, Fair Value	164,304	95,420
Other Investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - cost method investment, Carrying Value	152,960	116,851
Long-term investment - cost method investment, Fair Value	154,168	238,804
Fixed Income Products
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - held-to-maturity, Carrying Value	205,500	134,500
Long-term investment - held-to-maturity, Fair Value	223,342	135,861
Significant Other Observable Inputs (Level 2) | Fixed Income Products
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - held-to-maturity, Fair Value	223,342	135,861
Significant Unobservable Inputs (Level 3) | Private Equity Funds Products
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - cost method investment, Fair Value	164,304	95,420
Significant Unobservable Inputs (Level 3) | Other Investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - cost method investment, Fair Value	¥ 154,168	¥ 238,804